Provisions - Employee obligations - Canada Provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) plan	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
North America
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discretionary contributions to the defined benefit pension and postretirement plans	$ 601
CANADA
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 25,938	$ 23,763	$ 33,918
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Weighted average duration of defined benefit obligation	12 years 5 months	12 years 5 months
CANADA | Underfunded
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 25,938	$ 23,763
Fair value of plan assets	(19,231)	(17,777)
Provisions for pensions	$ 6,707	5,986
CANADA | Actuarial assumption of medical cost trend rates [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Health care cost trend rate	5.00%
CANADA | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 20,196	$ 18,266	25,349
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	4.65%	5.25%
CANADA | Pension Plans | Underfunded
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 20,196	$ 18,266
Fair value of plan assets	(19,231)	(17,777)
Provisions for pensions	965	489
CANADA | Post Retirement Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 5,742	$ 5,497	$ 8,569
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	4.65%	5.25%
CANADA | Post Retirement Plans | Underfunded
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 5,742	$ 5,497
Provisions for pensions	$ 5,742	$ 5,497
CANADA | Post Retirement Plans | Actuarial assumption of medical cost trend rates [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 926	$ 848
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (747)	$ (689)
Minimum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	2.75%	2.75%
Retirement age	58 years	58 years
Minimum | CANADA | Post Retirement Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	58 years	58 years
Maximum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	3.00%	3.00%
Retirement age	60 years	60 years
Maximum | CANADA | Post Retirement Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	60 years	60 years
Later Than fifteen Years And Not Later Than Sixteen Years [Member] | Actuarial assumption of medical cost trend rates [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Health care cost trend rate	4.00%
Quebec Silicon Limited Partnership | CANADA
Disclosure of defined benefit plans [line items]
Number of defined benefit plans sponsored | plan	2